Consolidated Statements of Changes in Equity (Deficit) (Parenthetical)	0 Months Ended	12 Months Ended
	Nov. 22, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Statement of Stockholders' Equity [Abstract]
Unrealized gains on available-for-sale investments, income tax		$ 0	0
Foreign currency translation adjustment, taxes		0	0	0	0
Issuance of ordinary shares, issuance cost	60,729,250			60,729,250